Commitments and Contingencies - Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Leases (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 1,541
2023	1,587
2024	953
Total	$ 4,081